Deferred Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Taxes Details
Non-capital losses	$ 5,573	$ 4,095
Held for trading securities	59
Available for sale securities	47	44
Share issue costs	173	195
Unrealized foreign exchange	186
Tax value over book value of mineral properties	7,262	6,721
Tax value over book value of equipment	1,345	1,242
Unrecognized deductible temporary differences	$ 14,645	$ 12,297